UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2010

                          Check here if Amendment [ ]
                        This Amendment No.  (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Wynnefield Capital Management LLC
Address:              450 Seventh Avenue, Suite 509, New York, New York  10123
Form 13F File Number: 28-7006

===============================================================================

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen J. Nelson
Title: Attorney-In-Fact for Joshua H. Landes, Managing Member
       of Wynnefield Capital Management LLC
Phone: (914) 220-1910 for Stephen J. Nelson or (212) 760-0814 for Joshua H. Landes


Signature, Place, and Date of Signing:

Wynnefield Capital Management LLC
  By: Mr. Joshua H. Landes, Member
      By: /s/ Stephen J. Nelson
	  Stephen J. Nelson
	  White Plains, New York
	  May 14, 2010


Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total: 280,153,000

List of Other Included Managers:

No.	Name					Form 13F File Number


-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC.  COM       004631107   2193      3654653    SH          OTHER                            3654653
ALLIED DEFENSE GRP INC.  COM       019118108   4234      587205     SH          OTHER                            587205
BREEZE EASTERN CORP.     COM       106764103   13662     1977223    SH          OTHER                            1977223
CAGLES INC.              CL A      127703106   1474      244807     SH          OTHER                            244807
CORE MARK HLDNGS CO INC. COM       218681104   21285     695352     SH          OTHER                            695352
CORNELL COMPANIES INC.   COM       219141108   36585     1998119    SH          OTHER                            1998119
CROWN CRAFTS INC.        COM       228309100   4957      1573573    SH          OTHER                            1573573
EASYLINK SERVICES        CL A      277858106   6001      2553726    SH          OTHER                            2553726
INT'L CORP.
EURAND NV                COM       N31010106   6942      615468     SH          OTHER                            615468
FIRST AVIATION SERV.     COM       31865W108   1645      2316966    SH          OTHER                            2316966
HECKMANN CORP.           COM       422680108   1160      200000     SH          OTHER     	                 200000
ISHARES TR INDEX         RUSSELL   464287655   67803     1000000    SH    PUT   OTHER     	                 1000000
                         2000
KID BRANDS INC.          COM       49375T100   4998      577800     SH          OTHER                            577800
LANDEC CORP.             COM       514766104   6605      996157     SH          OTHER                            996157
MOTORCAR PARTS AMERICA   COM       620071100   2750      423077     SH          OTHER                            423077
INC.
MVC CAPITAL INC.         COM       553829102   25867     1906187    SH          OTHER                            1906187
NATURES SUNSHINE PRODS.  COM       639027101   9326      1119542    SH          OTHER                            1119542
INC.
NEVADA GOLD &            COM NEW   64126Q206   913       1184092    SH          OTHER                            1184092
CASINOS INC.
NOBEL LEARNING           COM       654889104   6966      888530     SH          OTHER                            888530
COMMUNITIES INC.
OMEGA PROTEIN CORP.      COM       68210P107   1553      270000     SH          OTHER                            270000
PC GROUP INC		 COM       70455G107   1         45000      SH          OTHER                            45000
PET DRX CORP.            UNIT      715813200   5         10000      SH          OTHER                            10000
                         3/17/2010
PET DRX CORP.            COM       715813101   902       2666345    SH          OTHER                            2666345
PHYS. FORM. HOLD. INC.   COM       719427106   971       399700     SH          OTHER                            399700
PRINCETON REVIEW INC.	 COM       742352107   2094      600000     SH          OTHER                            600000
PROSHARES ULTRA GOLD     ULTRA     74347W601   10211     225000     SH          OTHER                            225000
                         GOLD
PROSPECT MEDICAL         COM       743494106   12693     1880424    SH          OTHER                            1880424
HOLDINGS INC.
SUMMER INFANT, INC.      COM       865646103   16101     2446906    SH          OTHER                            2446906
TEAMSTAFF INC.           COM       87815U303   1178      1189019    SH          OTHER                            1189019
                         PAR
                         $.001
WESTMORELAND COAL CO.    COM       960878106   1073      85000      SH          OTHER                            85000
WHITE ELECTRONIC         COM       963801105   7000      1000000    SH          OTHER                            1000000
DESIGNS CORP.
WHX CORP.	         COM       929248607   1005      410000     SH          OTHER                            410000
                         PAR
                         $.01 NEw


==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm, LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.

						By: /s/ Joshua H. Landes
						    Joshua H. Landes